Income Taxes - Reconciliation of the expected income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Income tax expense calculated at the statutory rate	20.00%	20.00%	17.00%
Tax on undistributed earnings	8.00%	(10.80%)	(3.90%)
Tax-exempt income	(0.00%)	(16.20%)	(1.80%)
Tax benefit resulting from setting aside legal reserve from prior year's income	0.30%	(0.80%)	(2.30%)
Tax benefit resulting from offsetting prior year's undistributed earning tax with current year's loss	2.80%	0.00%	0.00%
Increase in tax credits	17.10%	(75.60%)	(13.10%)
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards, and investment tax credits	(40.90%)	100.20%	19.30%
Net of non-taxable income and non-deductible expense	2.20%	2.10%	0.40%
Capital gain Tax	0.00%	(1.60%)	7.70%
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	(1.20%)	6.30%	(1.00%)
Foreign tax rate differential	(3.50%)	12.10%	(9.90%)
Variance from audits, amendments and examinations of prior years' income tax filings	(2.30%)	(0.80%)	1.50%
Effect of tax rate changes	0.00%	(17.10%)	0.00%
Others	(0.70%)	0.60%	1.20%
Effective tax rate	(2.60%)	14.20%	15.10%
Profit before income taxes	$ (15,768)	$ 7,020	$ 30,092
Income tax expense calculated at the statutory rate	(3,154)	1,404	5,116
Tax on undistributed earnings	(1,261)	(755)	(1,181)
Tax-exempt income	0	(1,135)	(548)
Tax benefit resulting from setting aside legal reserve from prior year's income	(51)	(56)	(686)
Tax benefit resulting from offsetting prior year's undistributed earning tax with current year's loss	(443)	0	0
Increase in tax credits	(2,698)	(5,306)	(3,926)
Effect of change of unrecognized deductible temporary differences, tax losses carryforwards, and investment tax credits	6,455	7,034	5,815
Net of non-taxable income and non-deductible expense	343	151	115
Capital gain Tax	0	(116)	2,304
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	194	440	(298)
Foreign tax rate differential	548	850	(2,988)
Variance from audits, amendments and examinations of prior years' income tax filings	368	(58)	456
Effect of tax rate changes	0	(1,199)	0
Others	115	42	375
Income tax expense	$ 416	$ 994	$ 4,554